SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Golf memberships
Number of lifetime golf memberships	2
Golf memberships
Golf memberships
Carrying amount	$ 370	$ 364
Impairment charges	$ 0	$ 0